Financial Instruments (Details Narrative) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Statement [Line Items]
Cash	$ 144,783	$ 101,724
Current liabilities	29,003	32,506
Foreign Currency Risk [Member]
Statement [Line Items]
Impact on net earning (loss)	44	248
Derivative asset	630	1,314
Price Risk [Member]
Statement [Line Items]
Impact on net earning (loss)	36	743
Price Risk [Member] | Long-term investments [Member]
Statement [Line Items]
Impact on net earning (loss)	293	$ 384
Liquidity Risk [Member]
Statement [Line Items]
Cash	144,783
Current liabilities	$ 140,774
Interest Rate Risk [Member]
Statement [Line Items]
Asset and liability exposure, description	A 10% change in the interest rate would not result in a material impact on the Company’s operations